Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	111 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000129664
Average Annual Return [Line Items]
Average Annual Return, Percent	7.47%	6.18%		5.42%
Without Sales Load [Member] | C000129665
Average Annual Return [Line Items]
Average Annual Return, Percent	7.20%	5.93%		5.15%
Without Sales Load [Member] | C000169043
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%	6.34%	6.74%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)	1.45%
S&P Target Date 2020 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.47%	6.18%		5.55%
S&P Target Date 2020 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.47%	6.18%		5.55%
S&P Target Date 2020 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.47%	6.18%	6.69%